FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a recurring basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Assets:
Available-for-sale equity securities		¥ 848,715
Recurring | Level 1
Assets:
Available-for-sale equity securities		848,715
Equity securities	¥ 872,115
Recurring | Level 2
Liabilities:
Derivative liabilities	163,522	271,473
Recurring | Carrying Value
Assets:
Available-for-sale equity securities		848,715
Equity securities	872,115
Liabilities:
Derivative liabilities	163,522	271,473
Recurring | Fair Value
Assets:
Available-for-sale equity securities		848,715
Equity securities	872,115
Liabilities:
Derivative liabilities	¥ 163,522	¥ 271,473